CONTINGENT ASSETS AND LIABILITIES	6 Months Ended
Dec. 31, 2025
CONTINGENT ASSETS AND LIABILITIES [Abstract]
CONTINGENT ASSETS AND LIABILITIES	CONTINGENT ASSETS AND LIABILITIES
Titan Project
The Titan Project is prospective for critical mineral sands including titanium minerals, rare earth minerals, high grade silica sand and zircon minerals. At December 31, 2025, the Group had entered into exclusive option agreements with local landowners in Tennessee, in relation to its Titan Project, which upon exercise, allows the Group to lease or, in some cases purchase, the acres of surface property and the associated mineral rights from the local landowners. As of December 31, 2025, the Titan Project comprised approximately 10,086 acres of surface and associated mineral rights in Tennessee, of which approximately 1,486 acres are owned by IperionX, approximately 674 acres are subject to long-term lease by IperionX, and approximately 7,926 acres are subject to exclusive option agreements with IperionX. During the option period, our option agreements provide us with exclusive right to access, enter, occupy and use the surface property for all purposes related to exploring for and evaluating all minerals in return for making annual option payments and bonus payments during periods when we conduct drilling. Upon exercise, in the case of an option to lease, the Company will pay a production royalty to the landowners, subject to a minimum royalty. Upon exercise, in the case of a purchase, the Company will pay cash consideration approximating the fair market value of the property, excluding the value of any minerals, plus a premium.
On August 26, 2025, the Company announced that the U.S. DoW had obligated US$12.5 million under IperionX’s previously announced US$47.1 million award to strengthen the U.S. Defense Industrial Base by accelerating the scale-up of a resilient, low-cost, and fully-integrated U.S. mineral-to-metal titanium supply chain. The US$12.5 million was applied to purchase orders for long-lead, major capital equipment required for the next stage of capacity scale-up to over 1,400 metric tons per year at the Virginia Titanium Manufacturing Campus.
On September 26, 2025, the Company announced that the DoW obligated an additional US$25.0 million under IperionX’s previously announced US$47.1 million award bringing the total obligated award to US$42.5 million, with the remaining US$4.6 million to be obligated through the end of the contract term.